Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments And Contingencies

(17) Commitments and Contingencies

Legal Matters

The Company is subject to various legal proceedings and claims arising in the ordinary course of its business. The Company has provided reserves where necessary for all claims and the Company’s management does not expect the outcome in any legal proceedings, individually or collectively, to have a material adverse impact on the Company’s financial condition or results of operations. Additionally, the Company currently expenses all legal costs as they are incurred.

Operating Lease Obligations

The Company was a party to several operating leases as of December 31, 2015, primarily for office space and the rental of space at certain merchant locations.

Future minimum lease payments under the Company’s operating and merchant space leases (with initial lease terms in excess of one year) as of December 31, 2015 were as follows for each of the five years indicated and in the aggregate thereafter (amounts in thousands):

2016	$14,269
2017	9,255
2018	7,433
2019	5,219
2020	3,203
Thereafter	10,361
Total minimum lease payments	$49,740

Total rental expense under the Company’s operating leases, net of sublease income, was $14.1 million, $9.7 million, and $7.2 million for the years ended December 31, 2015, 2014, and 2013, respectively.

Other Commitments

Asset Retirement Obligations. The Company's asset retirement obligations consist primarily of deinstallation costs of the ATM and costs to restore the ATM site to its original condition. In most cases, the Company is legally required to perform this deinstallation and restoration work. The Company had $54.7 million accrued for these liabilities as of December 31, 2015. For additional information, see Note 11. Asset Retirement Obligations.

Purchase commitments. As of December 31, 2015, the Company had entered into an agreement to purchase $6.1 million of ATMs and equipment for its North America segment and $3.6 million of ATMs and equipment for its Europe segment during 2016. Other material commitments as of December 31, 2015 included $4.5 million in minimum payments for certain gateway and processing fees over the next three years for its Corporate & Other segment.